Taxation	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2017	2016	2015
Current tax expense:
United Kingdom	$(4.5)	$(1.6)	$—
Foreign	40.4	110.2	72.6
Total current tax expense	35.9	108.6	72.6
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	4.4	(22.1)	28.0
Total income tax expense	$40.3	$86.5	$100.6

Seadrill Partners LLC is tax resident in the United Kingdom. The Company's controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently some of the Company's controlled affiliates formed in the Marshall Islands along with all those incorporated in the United Kingdom (none of whom presently own or operate rigs) are resident in the United Kingdom and are subject to U.K. tax. Subject to changes in the jurisdictions in which the Company's drilling units operate and/or are owned, differences in levels of income and changes in tax laws, the Company's effective income tax rate may vary substantially from one reporting period to another. The Company's effective income tax rate for each of the years ended on December 31, 2017, 2016 and 2015 differs from the U.K. statutory income tax rate as follows:

	2017	2016	2015
U.K. statutory income tax rate	19.3%	20.0%	20.3%
Non-U.K. taxes	(4.7)%	(6.3)%	(3.2)%
Effective income tax rate	14.6%	13.7%	17.1%

Deferred Income Taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.
The net deferred tax assets consist of the following:

(In US$ millions)	2017	2016
Provisions	$0.5	$7.6
Net operating losses carry forward	33.3	23.3
Other	5.0	6.4
Gross deferred tax assets	38.8	37.3
Valuation allowance related to NOL	(28.9)	(22.6)
Deferred tax asset, net of valuation allowance	$9.9	$14.7
The net deferred tax liabilities consist of the following:

(In US$ millions)	2017	2016
Property, plant and equipment	$0.4	$0.6
Unremitted earnings of subsidiaries	1.5	1.5
Gross deferred tax liabilities	1.9	2.1

Net deferred tax asset / (liability)	8.0	12.6

As of December 31, 2017, deferred tax assets related to net operating loss ("NOL") carryforwards were $33.3 million, which can be used to offset future taxable income. NOL carryforwards which were generated in various jurisdictions, include $33.3 million which will not expire. A valuation allowance of $28.9 million exists on the NOL carryforwards results where the Company does not expect to generate future taxable income.
At December 31, 2017, we recalculated our deferred tax assets and liabilities to reflect the reduction in the U.S. corporate income tax rate from 35 percent to 21 percent. This has resulted in a $3 million increase in income tax expense for the year ended December 31, 2017 and a corresponding $3 million decrease in net deferred tax assets as of December 31, 2017.
Uncertain tax positions
As of December 31, 2017, the Company had uncertain tax positions, exclusive of interest, of $43.7 million (December 31, 2016: $40.0 million) included in "Other non-current liabilities" on the consolidated balance sheets and is exclusive of interest. The changes to the Company's liabilities related to uncertain tax positions were as follows:

(In US$ millions)	2017	2016
Balance beginning of year	$40.0	$9.0
Increases as a result of positions taken in prior years	—	42.0
Increases as a result of positions taken during the current year	3.7	31.9
Decreases as a result of positions taken in prior years	—	(34.2)
Decreases as a result of positions taken in the current year	—	(8.7)
Uncertain tax position	$43.7	$40.0

Accrued interest and penalties totaling $8.0 million as of December 31, 2017 (December 31, 2016: $1.8 million) was included in "Other non-current liabilities" on the consolidated balance sheets. The associated expense of $6.2 million was recognized in "Income tax expense" in the consolidated statements of operations during the year ended December 31, 2017 (December 31, 2016: $1.8 million and December 31, 2015: nil).
As of December 31, 2017, if recognized, $51.7 million of the Company's unrecognized tax benefits, including interest and penalties, would have a favorable impact on its effective tax rate.
Tax examinations
The Company is subject to taxation in various jurisdictions. The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
United States	2014
Angola	2015
Nigeria	2012
Ghana	2013